Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a normal statutory rate of approximately
35.9%
for the year ended
March 31, 2015,
33.5%
for the year ended
March 31, 2016
and
31.7%
for the year ended
March 31, 2017.

Income from operations before income tax expense and equity in net income of equity method investees and income tax expense for the years ended
March 31, 2015,
2016
and
2017
consist of the following components:

	Thousands of Yen
	2015	2016	2017

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥5,407,802	¥6,460,898	¥5,503,750
Foreign	(268,810)	(267,564)	(76,590)
Total	¥5,138,992	¥6,193,334	¥5,427,160
Income taxes ―current:
Domestic	¥1,720,557	¥1,929,139	¥2,307,523
Foreign	(34,922)	5,277	11,700
Total	¥1,685,635	¥1,934,416	¥2,319,223
Income taxes ―deferred:
Domestic	¥181,088	¥255,992	¥(95,638)
Foreign	30,142	(6,877)	1,295
Total	¥211,230	¥249,115	¥(94,343)

IIJ and domestic subsidiaries adopted the consolidated tax declaration in the fiscal year ended
March 31, 2009.

On
March 31, 2015,
amendments to Japanese tax regulations were enacted into law. As a result, the normal Japanese statutory rate was reduced from
35.9%
to
34.2%
from the fiscal year beginning
April 1, 2015.
On
June 24, 2015,
amendments to Japanese local tax regulations were enacted into law. As a result, the normal Japanese statutory rate was reduced from
34.2%
to
33.5%
from the fiscal year beginning
April 1, 2015.
On
March 31, 2016,
new amendments to Japanese tax regulations were enacted into law. As a result, the normal Japanese statutory rate was reduced to
31.7%
from the fiscal year beginning
April 1, 2016,
31.1%
from the fiscal year beginning
April 1, 2017
and
30.9%
from the fiscal year beginning
April 1, 2018.
On
June 15, 2016,
amendments to Japanese local tax regulations were enacted into law. As a result, the normal Japanese statutory rate was increased to
31.7%
from the fiscal year beginning
April 1, 2017
and reduced to
31.5%
from the fiscal year beginning
April 1, 2018.
The effect of the changes in the tax rates on the balance of deferred tax assets and liabilities was an increase of income tax expense by
¥51,788
thousand,
¥23,183
thousand and
¥7,954
thousand for the years ended
March 31, 2015,
2016
and
2017,
respectively.

The approximate effect of temporary differences and carryforwards giving rise to deferred tax balances at
March 31, 2016
and
2017
was as follows:

	Thousands of Yen
	2016		2017
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	–	¥620,755	–	¥1,222,283
Capital leases	¥130,365	–	¥158,928	–
Accrued expenses	933,947	–	877,107	–
Retirement and pension cost	1,102,215	–	1,107,885	–
Allowance for doubtful accounts	56,534	–	68,530	–
Depreciation	72,109	–	299,956	–
Net loss on other investments	205,373	–	172,942	–
Net operating loss carryforwards	947,031	–	636,012	–
Transactions in transit*	–	96,714	–	98,308
Impairment loss on telephone rights	67,102	–	68,405	–
Accrued enterprise tax	120,793	–	139,050	–
Asset retirement obligation	183,912	–	201,441	–
Deferred revenue	387,481	–	363,765	–
Customer relationships	–	1,058,578	–	957,202
Tax deduction of goodwill	–	791,377	–	805,738
Trademark	–	29,664	–	4,725
Investments in equity method investees	–	291,266	–	324,528
Investments in funds	83,818	–	89,732	–
Asset retirement cost	–	146,266	–	148,261
Other	329,491	68,941	336,429	93,374
Total	4,620,171	3,103,561	4,520,182	3,654,419
Valuation allowance	(627,693)	–	(559,567)	–

Total	¥3,992,478	¥3,103,561	¥3,960,615	¥3,654,419

*This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company’s fiscal year-end.

As of
March 31, 2016
and
2017,
the valuation allowance for deferred tax assets related principally to operating loss carryforwards at amounts which are not
considered more likely than
not
to be realized. The net changes in the valuation allowance for deferred tax assets were an increase of
¥183,813
thousand, an increase of
¥15,696
 thousand and a decrease of
¥68,126
thousand for the years ended
March 31, 2015,
2016
and
2017,
respectively.

Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested amounted to
¥623,585
thousand as of
March 31, 2017.
It is
not
practicable to calculate the unrecognized deferred tax liability on such undistributed earnings.

As of
March 31, 2017,
certain subsidiaries
not
subject to consolidation tax filing had tax operating loss carryforwards, which were composed of
¥999,839
thousand in the United States of America and
¥1,135,907
thousand in other countries. These net operating loss carryforwards are available to offset against future taxable income. The net operating loss carryforwards in the United States of America will expire in the period ending from
December 31, 2020
to
2035.
With the exception of
¥269,181
thousand with
no
expiration period, the net operating loss carryforwards in other countries will expire in the period ending from
December 31, 2017
to
2021.

A reconciliation between the amount of reported income taxes and the amount of income taxes computed using the normal statutory rate for each of the three
years in the period ended
March 31, 2017
is as follows:

	Thousands of Yen
	2015	2016	2017

Amount computed by using normal Japanese statutory tax rate	¥1,844,898	¥2,074,767	¥1,720,410
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	76,258	93,262	88,633
Inhabitant tax—per capita	39,114	39,538	46,822
Change in valuation allowance	159,163	15,696	(68,126)
Tax effects on investments in equity method investees	19,650	48,368	34,549
Enterprise tax—not based on income	90,086	146,883	268,545
Tax rate change	51,788	23,183	7,954
Tax credit	(232,834)	(269,145)	5,000
Tax refund by loss carryback	(32,275)	–	–
Other—net	(118,983)	10,979	121,093
Income tax expense as reported	¥1,896,865	¥2,183,531	¥2,224,880

There was
no
unrecognized tax benefit for the years ended
March 31, 2016
and
2017.
The Company does
not
reasonably expect that the unrecognized tax benefit will change significantly within the next twelve
months.

The Company has open tax years subject to examination by major tax jurisdictions from the year ended
March 31,
2017
in Japan and from the year ended
December 31,
2006
in the United States of America.

Tax credit in the year ended
March 31, 2017
included an adjustment of tax credit from the year ended
March 31, 2016
amounting to
¥125,234
thousand.